Employee benefits - Long-term compensation plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Long term compensation plan costs	$ 39	$ 95	$ 65
Matching Program
Employee benefits
Vesting period (in years)	3 years
Performance Share Unit Program - PSU
Employee benefits
Vesting period (in years)	4 years
Award paid during 2nd year (in percentage)	20.00%
Award paid during 3rd year (in percentage)	30.00%
Award paid during 4th year (in percentage)	50.00%